Related party transactions	6 Months Ended
Jun. 30, 2024
Disclosure of transactions between related parties [abstract]
Related party transactions	Related party transactions
Related party transactions in the half year ended 30 June 2024 were similar in nature to those disclosed in the Barclays PLC Annual Report 2023. No related party transactions that have taken place in the half year ended 30 June 2024 have materially affected the financial position or the performance of the Group during this period.